Options and restricted stock transactions (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Options and restricted stock transactions
Options and restricted stock eligible for grant		2,327,500
Unrecognized compensation cost related to stock options	$ 4,590,451	$ 5,250,009
Compensation cost related to stock options recognized over a weighted average period of years		2.6
The aggregate intrinsic value of options vested and expected to vest		20,359,425
The aggregate intrinsic value of options exercisable		$ 3,890,000
The year end intrinsic values are based on a closing price		$ 12.20